Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40412
Entity Registrant Name	VICINITY MOTOR CORP.
Entity Central Index Key	0001834975
Entity Address, Address Line One	3168
Entity Address, Address Line Two	262nd Street
Entity Address, City or Town	Aldergrove
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4W 2Z6